Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Foreign Currency Exchange Risks (Details) $ in Millions	Nov. 30, 2018 USD ($)
Fair Value, Measurement Inputs, Disclosure [Line Items]
Foreign currency contract commitments	$ 10,100
Euro-Denominated Debt
Fair Value, Measurement Inputs, Disclosure [Line Items]
Debt	5,900
Sterling-Denominated Debt
Fair Value, Measurement Inputs, Disclosure [Line Items]
Debt	$ 848